Commitments and Contingent Liabilities	12 Months Ended
Jun. 30, 2023
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

Note 26 – Commitments and Contingent Liabilities

Legal Proceedings

Any material legal proceedings have been provided for as at June 30, 2023, and June 30, 2022. Legal proceedings were related to product matters and have since been settled within the amounts provided for. Any differences are immaterial.

Contingent liabilities

The Group did not have any contingent liabilities as of June 30, 2023 and 2022.

Contractual Commitments

The Group did not have any commitments as of June 30, 2023 or June 30, 2022.